SEGMENT INFORMATION	9 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The operating segments through which the Company manages its operations are based on the internal reporting used by the Company’s Chief Operating Decision Maker (“CODM”) to assess performance and make decisions about resource allocation. The segments are organized based on products and services provided by the Company.
CNH Industrial has the following five operating segments:
Agriculture designs, manufactures and distributes a full line of farm machinery and implements, including two-wheel and four-wheel drive tractors, crawler tractors (Quadtrac®), combines, cotton pickers, grape and sugar cane harvesters, hay and forage equipment, planting and seeding equipment, soil preparation and cultivation implements and material handling equipment. Agricultural equipment is sold under the New Holland Agriculture and Case IH brands, as well as the STEYR, Kongskilde and Överum brands in Europe and the Miller brand, primarily in North America and Australia.
Construction designs, manufactures and distributes a full line of construction equipment including excavators, crawler dozers, graders, wheel loaders, backhoe loaders, skid steer loaders and compact track loaders. Construction equipment is sold under the CASE Construction Equipment and New Holland Construction brands.
Commercial and Specialty Vehicles designs, manufactures and distributes a full range of light, medium, and heavy vehicles for the transportation and distribution of goods under the IVECO brand, city-buses, commuter buses under the IVECO BUS (previously Iveco Irisbus) and Heuliez Bus brands, quarry and mining equipment under the IVECO ASTRA brand, firefighting vehicles under the Magirus brand, and vehicles for civil defense and peace-keeping missions under the Iveco Defence Vehicles brand.
Powertrain designs, manufactures and distributes, under the FPT Industrial brand, a range of engines, transmission systems and axles for on- and off-road applications, as well as for marine and power generation.
Financial Services offers a range of financial services to dealers and customers. Financial Services provides and administers retail financing to customers for the purchase or lease of new and used industrial equipment or vehicles and other equipment sold by CNH Industrial brands dealers. In addition, Financial Services provides wholesale financing to CNH Industrial brands dealers. Wholesale financing consists primarily of floor plan financing and allows the dealers to purchase and maintain a representative inventory of products. Financial Services also provides trade receivables factoring services to CNH Industrial companies.
The activities carried out by the four industrial segments Agriculture, Construction, Commercial and Specialty Vehicles, and Powertrain, as well as corporate functions, are collectively referred to as "Industrial Activities".
Revenues for each reported segment are those directly generated by or attributable to the segment as a result of its business activities and include revenues from transactions with third parties as well as those deriving from transactions with other segments, recognized at normal market prices. Segment expenses represent expenses deriving from each segment’s business activities both with third parties and other operating segments or which may otherwise be directly attributable to it. Expenses deriving from business activities with other segments are recognized at normal market prices.
With reference to Industrial Activities' segments, the CODM assesses segment performance and makes decisions about resource allocation based upon Adjusted EBIT. The Company believes Adjusted EBIT more fully reflects Industrial Activities segments' profitability. Adjusted EBIT of Industrial Activities is defined as net income/(loss) of Industrial Activities before Industrial Activities income taxes, interest expenses net, restructuring expenses, the finance and non-service component of pension and other post-employment benefits costs, foreign exchange gains/(losses) and certain non-recurring items. In particular, non-recurring items are specifically disclosed items that management considers to be rare or discrete events that are infrequent in nature and not reflective of on-going operational activities.
With reference to Financial Services, the CODM assesses the performance of the segment and makes decisions about resource allocation on the basis of net income prepared in accordance with U.S. GAAP.
The following tables summarize selected financial information by segment as well as the reconciliation from consolidated net income (loss) under U.S. GAAP to Adjusted EBIT for the three and nine months ended September 30, 2020 and 2019.

	Three Months Ended September 30, 2020
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total
	(in millions)
Consolidated Net Income (Loss)						$(932)
Less: Consolidated Income tax benefit (expenses)						15
Consolidated Income (loss) before taxes						(947)
Less: Financial Services
Financial Services Net income						56
Financial Services income taxes						24
Add back of the following Industrial Activities items:
Interest expenses, net of interest income and eliminations						63
Foreign exchanges (gains) losses, net						17
Finance and non-service components of Pension and other post-employment benefit costs(1)						(29)
Adjustments for the following Industrial Activities items:
Restructuring expenses	2	3	1	1	—	7
Nikola investment fair value adjustment	—	—	—	—	1,207	1,207
Adjusted EBIT of Industrial Activities	$274	$(24)	$(7)	$60	$(65)	$238
(1)In the three months ended September 30, 2020, this item includes the pre-tax gain of $30 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of a healthcare plan in the U.S.

	Nine Months Ended September 30, 2020
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total
	(in millions)
Consolidated Net Income (Loss)						$(625)
Less: Consolidated Income tax benefit (expenses)						78
Consolidated Income (loss) before taxes						(703)
Less: Financial Services
Financial Services Net income						189
Financial Services income taxes						74
Add back of the following Industrial Activities items:
Interest expenses, net of interest income and eliminations						181
Foreign exchanges (gains) losses, net						22
Finance and non-service components of Pension and other post-employment benefit costs(1)						(85)
Adjustments for the following Industrial Activities items:
Restructuring expenses	9	5	4	1	—	19
Goodwill impairment change	—	—	—	—	585	585
Other discrete items(2)	176	72	289	—	7	544
Nikola investment fair value adjustment	—	—	—	—	(268)	(268)
Adjusted EBIT of Industrial Activities	$501	$(194)	$(219)	$123	$(179)	$32
(1)In the nine months ended September 30, 2020, this item includes the pre-tax gain of $90 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of a healthcare plan in the U.S.
(2)In the nine months ended September 30, 2020, this item mainly includes impairment of intangible and other long-lived assets and other optimization charges.

	Three Months Ended September 30, 2019
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total
	(in millions)
Consolidated Net Income						$643
Less: Consolidated Income tax benefit (expenses)						486
Consolidated Income before taxes						157
Less: Financial Services
Financial Services Net income						82
Financial Services income taxes						34
Add back of the following Industrial Activities items:
Interest expenses, net of interest income and eliminations						62
Foreign exchanges (gains) losses, net						19
Finance and non-service components of Pension and other post-employment benefit costs(1)						(16)
Adjustments for the following Industrial Activities items:
Restructuring expenses	9	18	9	5	—	41
Other discrete items(2)	—	—	135	—	2	137
Adjusted EBIT of Industrial Activities	$152	$10	$70	$81	$(29)	$284
(1)In the three months ended September 30, 2019, this item includes the pre-tax gain of $30 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of a healthcare plan in the U.S.
(2)In the three months ended September 30, 2019, this item mainly included other asset optimization charges for $135 million due to actions included in the “Transform2Win” strategy.

	Nine Months Ended September 30, 2019
	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Unallocated items, eliminations and other	Total
	(in millions)
Consolidated Net Income						$1,334
Less: Consolidated Income tax benefit (expenses)						261
Consolidated Income before taxes						1,073
Less: Financial Services
Financial Services Net income						268
Financial Services income taxes						101
Add back of the following Industrial Activities items:
Interest expenses, net of interest income and eliminations						181
Foreign exchanges (gains) losses, net						39
Finance and non-service components of Pension and other post-employment benefit costs(1)						(47)
Adjustments for the following Industrial Activities items:
Restructuring expenses	27	22	20	5	1	75
Other discrete items(2)	—	—	135	—	2	137
Adjusted EBIT of Industrial Activities	$661	$48	$221	$279	$120	$1,089
(1)In the nine months ended September 30, 2019, this item includes the pre-tax gain of $90 million as a result of the amortization over approximately 4.5 years of the $527 million positive impact from the modification of a healthcare plan in the U.S.
(2)In the nine months ended September 30, 2019, this item mainly included other asset optimization charges for $135 million due to actions included in the “Transform2Win” strategy.